ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	March 31, 2024	September 30, 2023

Accounts receivable	$669,488	$568,940
Less: allowance for expected credit loss	(57,740)	(49,573)
	$611,748	$519,367

The movement of allowances for expected credit loss is as follow:

	March 31, 2024	September 30, 2023

Balance at beginning of the period	$49,573	$28,382
Provision	8,167	21,191
Ending balance	$57,740	$49,573

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2023

(Stated in US Dollars)